CONVERTIBLE BONDS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
CONVERTIBLE BONDS PAYABLE
Schedule of convertible notes payable

	As of December 31,
	2023	2024

Convertible Notes due 2025	566	575
Convertible Notes due 2029	4,373,386	4,444,327
Convertible Notes due 2030	4,060,814	4,132,256

Total	8,434,766	8,577,158
Including:
- Current	—	575
- Non-current	8,434,766	8,576,583

Schedule of interest expenses

	Years ended December 31,
	2022	2023	2024

Contractual interest	48,996	202,776	196,665
Amortization of issuance cost	16,813	20,015	16,342

Total interest expenses	65,809	222,791	213,007